ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 99.8%
CALIFORNIA 94.8%
Antelope Valley, 5.25%, 8/1/39 (1)	2,000	2,152
Antioch PFA, 5.85%, 9/2/15	2,305	2,382
Banning Fin. Auth., 5.00%, 6/1/38 (2)	1,750	1,802
Bay Area Toll Auth., 5.00%, 4/1/31	2,500	2,618
Brea Redev. Agency, 6.00%, 3/1/22	1,215	1,232
Burbank Glendale Pasadena Airport Auth., 5.00%, 7/1/25 (3)(4)	1,000	1,021
Burbank PFA, Golden State Redev., 5.00%, 12/1/16 (5)	1,000	1,092
California, 5.25%, 4/1/29 (Prerefunded 4/1/14) (6)	1,000	1,106
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (6)	105	111
California, Economic Recovery, 5.25%, 7/1/13	4,625	5,042
California, GO, 5.00%, 2/1/33 (Prerefunded 2/1/14) (6)	5,000	5,448
California, GO, 5.375%, 6/1/26 (5)	395	398
California, GO, 5.50%, 11/1/33	5,000	5,310
California, GO, 5.65%, 6/1/30	30	31
California, Veterans Housing, 5.05%, 12/1/36 (4)	2,000	1,954
California Dept. of Veteran Affairs, Home Purchase
5.50%, 12/1/19 (4)	1,020	1,060
California Dept. of Water Resources, 5.75%, 5/1/17
(Prerefunded 5/1/12) (6)	1,300	1,444
California Dept. of Water Resources, 7.00%, 12/1/11 (8)	465	530
California Dept. of Water Resources, 7.00%, 12/1/11	1,265	1,439
California Dept. of Water Resources, 7.00%, 12/1/12 (8)	270	316
California Dept. of Water Resources, 7.00%, 12/1/12	730	852
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (3)	3,750	4,098
California Dept. of Water Resources, Power Supply, VRDN
3.43%, 5/1/22	500	500
California Dept. of Water Resources, Power Supply, VRDN
3.49%, 5/1/22	4,000	4,000
California EFA, Loyola Marymount, Zero Coupon, 10/1/13
(Prerefunded 10/1/09) (1)(6)	4,000	3,027
California EFA, Santa Clara Univ., 5.00%, 9/1/23 (1)	1,000	1,094
California EFA, Scripps College, 5.25%, 8/1/21
(Prerefunded 8/1/11) (6)	2,000	2,138
California EFA, Univ. of Southern California, 5.50%, 10/1/27	3,545	3,677
California EFA, Univ. of the Pacific, 5.00%, 11/1/21	1,000	1,034
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	350	367
California HFA, Cedars-Sinai Medical Center, 6.125%, 12/1/19
(Prerefunded 12/1/09) (6)	2,000	2,126
California HFA, Sutter Health, 6.25%, 8/15/31	2,000	2,130
California Housing Fin. Agency, Home Mortgage
5.75%, 8/1/30 (4)(5)	2,480	2,658
California Infrastructure & Economic Dev. Bank, Gladstone
Institutes, 5.25%, 10/1/34	2,500	2,536
California Infrastructure & Economic Dev. Bank, J. Paul Getty
Trust, 3.90%, 4/1/33	2,000	2,036
California Infrastructure & Economic Dev. Bank, Kaiser
Permanente, 5.55%, 8/1/31	2,500	2,571
California Infrastructure & Economic Dev. Bank, Performing Arts
Center of Los Angeles, 5.00%, 12/1/32	1,000	1,017
California Infrastructure & Economic Dev. Bank, San Francisco
Ballet Assoc., VRDN, 3.40%, 7/1/36 (5)	600	600
California Infrastructure & Economic Dev. Bank, Scripps
Research Institute, 5.75%, 7/1/30	1,000	1,020
California Municipal Fin. Auth., Cancer Center of Santa Barbara
5.00%, 6/1/31 (9)	1,410	1,406
California Municipal Fin. Auth., Community Hospitals of Central
California, 5.00%, 2/1/14	1,790	1,829
California Pollution Control Fin. Auth., Waste Management
5.00%, 6/1/18 (Tender 6/1/08)	2,100	2,107
California Pollution Control Fin. Auth., Waste Management
5.10%, 6/1/18 (Tender 6/1/08) (4)	1,500	1,506
California Pollution Control Fin. Auth., Waste Management
5.40%, 4/1/25 (4)	1,000	994
California Public Works Board, 5.25%, 3/1/21 (3)	2,455	2,576
California Public Works Board, Butterfield, 5.00%, 6/1/17	1,000	1,058
California Public Works Board, Dept. of Corrections
5.25%, 6/1/28	1,000	1,025
California Public Works Board, Dept. of Corrections
5.50%, 6/1/23	2,000	2,159
California Public Works Board, Mental Health, 5.50%, 6/1/23	2,500	2,713
California Public Works Board, Mental Health, Coalinga
5.125%, 6/1/29	250	254
California Public Works Board, Univ. of California Regents
5.00%, 10/1/26	1,600	1,660
California Public Works Board, Univ. of California Regents
5.00%, 10/1/28	2,520	2,604
California Public Works Board, Univ. of California Regents
5.50%, 6/1/14	2,000	2,170
California State Univ. Trustees, 5.00%, 11/1/23 (1)	4,000	4,233
California State Univ. Trustees, 5.50%, 11/1/16 (3)	1,500	1,640
California Statewide CDA, Anheuser Busch, 4.80%, 9/1/46 (4)	2,000	1,761
California Statewide CDA, Daughters of Charity Health
5.25%, 7/1/24	1,760	1,767
California Statewide CDA, Daughters of Charity Health
5.25%, 7/1/35	2,000	1,943
California Statewide CDA, Front Porch Communities
5.125%, 4/1/37 (7)	2,000	1,902
California Statewide CDA, Huntington Memorial Hosp.
5.00%, 7/1/27	2,000	2,011
California Statewide CDA, Inland Regional Center
5.375%, 12/1/37	1,000	985
California Statewide CDA, Kaiser Permanente, 5.50%, 11/1/32	2,750	2,806
California Statewide CDA, Memorial Health Services
6.00%, 10/1/23	2,000	2,126
California Statewide CDA, Ridgecrest Regional Hosp.
5.00%, 2/1/37 (1)	2,500	2,550
California Statewide CDA, Southern California Edison
4.10%, 4/1/28 (2)	2,500	2,554
California Statewide CDA, Sutter Health, 5.50%, 8/15/28	1,430	1,485
California Tobacco Securitization Agency, Los Angeles, Tobacco
Ind., STEP, 0.00%, 6/1/21	3,000	2,406
California Tobacco Securitization Agency, Tobacco Gold Country
Funding, 5.75%, 6/1/27 (Prerefunded 6/1/12) (6)	420	453
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	1,000	1,025
Capistrano Unified School Dist. No. 90-2, 6.00%, 9/1/32
(Prerefunded 9/1/13) (6)	1,250	1,418
Castaic Lake Water Agency, 7.00%, 8/1/12 (1)	1,000	1,149
Castaic Lake Water Agency, 7.00%, 8/1/13 (1)	1,700	1,999
Castaic Union School Dist., GO,Zero Coupon, 5/1/18 (5)	4,175	2,631
Chula Vista, Multi-Family Housing, 7.50%, 1/1/32
(Prerefunded 1/1/09) (4)(6)	3,910	4,121
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.00%, 12/1/27 (4)	2,000	2,013
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.50%, 12/1/21 (4)	3,000	3,128
East Palo Alto Redev. Agency, Univ. Circle Gateway/101
Corridor, 6.625%, 10/1/29	1,500	1,596
Fillmore PFA, Sewer, 5.00%, 5/1/37 (10)	3,000	3,070
Foothill / Eastern Transportation Corridor Agency
Zero Coupon, 1/1/17 (8)	2,000	1,393
Foothill De Anza Community College Dist., GO
5.00%, 8/1/27 (3)	2,500	2,613
Golden State Tobacco Securitization Corp., Tobacco Industry
5.75%, 6/1/47	250	235
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13) (6)	5,500	6,087
Inland Empire Solid Waste Fin. Auth., 6.25%, 8/1/11 (4)(8)(11)	825	864
Intermodal Container Transfer Fac., Long Beach Harbor
5.75%, 11/1/14 (3)	1,500	1,706
Jefferson Union High School Dist., GO, 6.45%, 8/1/25 (1)	1,250	1,456
Jefferson Union High School Dist., GO, 6.45%, 8/1/29 (1)	1,000	1,186
Kern County Union High School Dist., 7.00%, 8/1/10 (1)(8)	1,000	1,096
Lincoln Community Fac. Dist. #2003-1, 6.00%, 9/1/34
(Prerefunded 9/1/13) (6)	445	508
Loma Linda, Univ. Medical Center, 5.00%, 12/1/22	1,000	986
Long Beach Bond Fin. Auth., 5.50%, 11/15/28	3,000	3,056
Long Beach Harbor, 5.25%, 5/15/23 (4)	3,000	3,099
Long Beach Harbor, 5.50%, 5/15/16 (1)(4)	2,500	2,693
Long Beach Harbor, 6.00%, 5/15/17 (4)(5)	1,000	1,158
Los Angeles County Public Works Fin. Auth., 5.00%, 12/1/27 (1)	4,170	4,320
Los Angeles County Public Works Fin. Auth., Rowland Heights
5.50%, 10/1/18 (11)	1,500	1,654
Los Angeles Dept. of Water & Power, 5.00%, 7/1/31 (3)	1,600	1,675
Los Angeles Harbor, 5.50%, 8/1/19 (3)(4)	2,000	2,081
Los Angeles Harbor, 7.60%, 10/1/18 (8)	3,225	3,940
Los Angeles Unified School Dist., 5.375%, 7/1/25
(Prerefunded 7/1/10) (5)(6)	1,500	1,580
Los Angeles Wastewater, 5.00%, 6/1/25 (5)	2,500	2,601
Metropolitan Water Dist. of Southern California, 5.00%, 7/1/31	1,350	1,422
Modesto Irrigation Dist., COP, 5.00%, 7/1/23 (11)	3,030	3,145
Oakland, GO, 5.00%, 1/15/26 (3)	2,500	2,624
Orange County Community Fac. Dist., Ladera Ranch
6.00%, 8/15/32 (Prerefunded 8/15/10) (6)	1,000	1,081
Palm Springs, Int'l. Airport, 5.35%, 7/1/15 (4)	455	452
Palm Springs, Int'l. Airport, 5.40%, 7/1/16 (4)	365	364
Palm Springs, Int'l. Airport, 5.55%, 7/1/28 (4)	530	511
Palomar Community College Dist., GO, 4.75%, 5/1/29 (11)	1,000	1,021
Pasadena, 6.25%, 1/1/18	2,445	2,758
Peralta Community College, 5.00%, 8/1/32 (11)	2,000	2,102
Placentia PFA, 5.75%, 9/1/15 (3)	3,160	3,601
Placentia-Yorba Linda Unified School Dist., 5.375%, 8/1/18
(Prerefunded 8/1/12) (5)(6)	1,000	1,091
Pomona Unified School Dist., GO, 6.15%, 8/1/15 (1)	1,000	1,123
Port of Oakland, 5.00%, 11/1/19 (1)	4,000	4,362
Port of Oakland, 5.75%, 11/1/29 (4)(5)	5,000	5,169
Poway Community Fac. Dist. #88-1, 6.75%, 8/15/15	800	826
Rancho Cucamonga Redev. Agency, Housing Set-Aside
5.00%, 9/1/34 (1)	1,000	1,025
Riverside County Community College, 5.50%, 8/1/29
(Prerefunded 8/1/14) (1)(6)	3,215	3,619
Riverside County Community College, GO, 5.50%, 8/1/29 (1)	35	38
Roseville, Water Utility, 5.00%, 12/1/19 (1)	750	809
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/13	1,000	1,037
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/14	1,000	1,034
Sacramento City Fin. Auth., 5.00%, 12/1/21 (5)	3,985	4,194
Sacramento City Fin. Auth., 5.00%, 12/1/26
(Prerefunded 6/1/11) (3)(6)	2,000	2,117
Sacramento City Fin. Auth., 5.40%, 11/1/20	6,000	6,691
Sacramento City Fin. Auth., Capital Improvement
5.625%, 6/1/30 (Prerefunded 6/1/10) (6)	1,350	1,441
Sacramento City Fin. Auth., Sacramento Hotel, 6.25%, 1/1/30	1,495	1,490
Sacramento Municipal Utility Dist., 5.25%, 8/15/18 (11)	4,155	4,434
Saddleback Valley Unified School Dist. PFA, 6.00%, 9/1/15 (11)	1,375	1,590
San Francisco Bay Area Rapid Transit, 5.25%, 7/1/16
(Prerefunded 7/1/11) (3)(6)	790	844
San Francisco Bay Area Rapid Transit, 5.25%, 7/1/18
(Prerefunded 7/1/08) (6)	885	903
San Francisco Bay Area Rapid Transit, Property Tax, GO
5.00%, 8/1/26	1,720	1,812
San Francisco City and County Redev., Mission Bay South
5.15%, 8/1/35	1,150	1,046
San Jose, El Parador Apartments, 6.10%, 1/1/31 (4)	1,675	1,709
San Mateo County Community College Dist., GO
Zero Coupon, 9/1/29 (1)	5,000	1,771
Santa Clara County Fin. Auth., 7.75%, 11/15/11 (3)	1,000	1,160
Santa Clara Redev. Agency, 7.00%, 7/1/10 (3)	1,925	2,031
Solano County, 5.25%, 11/1/24 (Prerefunded 11/1/12) (1)(6)	2,500	2,724
Southern California Public Power Auth., 6.75%, 7/1/10	2,100	2,268
Southern California Public Power Auth., 6.75%, 7/1/12	1,700	1,926
Southern California Public Power Auth., Goldman Sachs Group
5.00%, 11/1/13	1,500	1,570
Southern California Public Power Auth., Goldman Sachs Group
5.00%, 11/1/33	500	482
Sunnyvale, Solid Waste Management, 5.50%, 10/1/17 (3)(4)	1,890	2,018
Tobacco Securitization Auth. of Southern California
Tobacco Industry, 5.125%, 6/1/46	2,500	2,114
Torrance, Torrance Memorial Medical Center, 6.00%, 6/1/22	500	532
Turlock, Emanuel Medical Center, 5.00%, 10/15/11	590	607
Turlock, Emanuel Medical Center, 5.00%, 10/15/11	495	509
Univ. of California Regents, 5.00%, 5/15/24 (11)	2,500	2,615
Vernon Electric, Malburg Generating Station, 5.30%, 4/1/26
(Prerefunded 4/1/08) (6)	1,000	1,006
Vernon Electric, Malburg Generating Station, 5.50%, 4/1/33
(Prerefunded 4/1/08) (6)	1,500	1,511
Vista, COP, 5.00%, 5/1/37 (1)	1,515	1,534
Washington Unif. School Dist., COP, 5.125%, 8/1/37 (3)	2,000	2,080
West Hollywood CDA, East Side Redev., 5.75%, 9/1/33	1,000	1,018
West Sacramento Fin. Auth., 5.00%, 9/1/26 (2)	2,370	2,503
Whittier Health Fac., Presbyterian Intercommunity Hosp.
5.60%, 6/1/22 (Prerefunded 6/1/12) (6)	2,500	2,763
		299,016
PUERTO RICO 3.8%
Children's Trust Fund, Tobacco Settlement, 5.75%, 7/1/09 (8)	2,000	2,076
Puerto Rico, 5.25%, 7/1/27 (Prerefunded 7/1/16) (6)	860	967
Puerto Rico, GO, 5.25%, 7/1/27	1,140	1,160
Puerto Rico Electric Power Auth., 4.025%, 7/1/29 (11)	1,000	915
Puerto Rico Ind., Tourism, Ed., Medical & Environmental
Ascension Health, 6.375%, 11/15/15	500	542
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/20 (8)	2,000	2,119
Puerto Rico Municipal Fin. Agency, GO, 5.00%, 8/1/18 (10)	2,000	2,154
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12) (6)	1,120	1,212
Puerto Rico Sales Tax, 4.221%, 8/1/57	1,000	903
		12,048
VIRGIN ISLANDS 0.9%
Virgin Islands PFA, 5.00%, 10/1/11	1,000	1,034
Virgin Islands PFA, 5.00%, 10/1/13	1,045	1,088
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (4)	500	518
		2,640
GUAM 0.3%
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	1,000	1,050
		1,050

Total Municipal Securities (Cost $303,005)		314,754

Total Investments in Securities
99.8% of Net Assets (Cost $303,005)		$314,754

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Insured by MBIA Insurance Corp.
(2)	Insured by XL Capital Assurance Inc.
(3)	Insured by AMBAC Assurance Corp.
(4)	Interest subject to alternative minimum tax
(5)	Insured by Financial Guaranty Insurance Company
(6)	Prerefunded date is used in determining portfolio maturity.
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,902 and represents 0.6% of net assets.
(8)	Escrowed to maturity
(9)	Insured by Radian Asset Assurance Inc.
(10)	Insured by CIFG Assurance
(11)	Insured by Financial Security Assurance Inc.
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HFA	Health Facility Authority
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Bond Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Note 3 - Federal Income Taxes

At November 30, 2007, the cost of investments for federal income tax purposes was $302,782,000. Net unrealized gain aggregated $11,972,000 at period-end, of which $13,560,000 related to appreciated investments and $1,588,000 related to depreciated investments.

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
Unaudited	November 30, 2007
Portfolio of Investments ‡	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 95.9%
CALIFORNIA 90.5%
ABAG Fin. Auth. For Non-Profit Corp., Urban School of San
Francisco, VRDN, 3.52%, 8/1/34	1,660	1,660
Affordable Housing Agency, Westridge Hilltop, VRDN
3.45%, 9/15/33 (1)	3,900	3,900
Anaheim PFA, VRDN, 3.60%, 10/1/14	1,995	1,995
Anaheim PFA, VRDN, 3.60%, 10/1/14	1,000	1,000
California, 5.00%, 7/1/08	5,000	5,043
California Economic Recovery, 5.00%, 7/1/08 (Tender 7/1/08)	200	202
California EFA, VRDN, 3.65%, 10/1/37	1,820	1,820
California EFA, Institute of Technology, VRDN
3.48%, 1/1/24	1,000	1,000
California EFA, Stanford Univ., TECP, 3.37%, 1/9/08	3,000	3,000
California EFA, VRDN, 3.65%, 10/1/37	3,219	3,219
California HFA, Kaiser Permanente, TECP, 3.61%, 12/13/07	1,500	1,500
California Infrastructure & Economic Dev. Bank, VRDN
3.61% 7/1/36 (Prerefunded 12/7/07) (1)(2)	1,985	1,985
California State Univ. Trustees, VRDN, 3.60%, 11/1/13	995	995
California Statewide CDA, Kaiser Permanente, VRDN
3.53%, 4/1/38	3,700	3,700
California Statewide CDA, Western Univ., VRDN, 3.56%, 6/1/39	2,000	2,000
California, RAN, GO, 4.00%, 6/30/08	5,000	5,018
Contra Costa Water Dist., TECP, 3.47%, 12/7/07	1,500	1,500
Contra Costa Water Dist., TECP, 3.47%, 12/10/07	1,500	1,500
Contra Costa Water Dist., TECP, 3.48%, 12/11/07	3,000	3,000
East Bay Municipal Utility Dist., VRDN, 3.48%, 6/1/25 (3)	1,700	1,700
East Bay Municipal Utility Dist., VRDN, 3.68%, 6/1/32 (4)	400	400
Golden State Tobacco Securitization, VRDN, 3.65%, 6/1/33
(Prerefunded 12/7/07) (1)	4,230	4,230
Imperial Irrigation Dist., TECP, 3.72%, 2/14/08	2,000	2,000
Long Beach, Tax & Revenue, GO, 4.00%, 9/30/08	3,000	3,015
Los Angeles, GO, VRDN, 3.68%, 9/1/15 (4)	660	660
Los Angeles, Notre Dame High School, COP, VRDN
3.52%, 9/1/36	1,295	1,295
Los Angeles Dept. of Water & Power, VRDN, 3.68%, 7/1/15 (2)	1,085	1,085
Los Angeles Dept. of Water & Power, VRDN, 3.68%, 7/1/15 (2)	2,000	2,000
Los Angeles Unified School Dist., GO, VRDN, 3.76%, 7/1/21 (4)	3,200	3,200
Merrill Lynch, GO, VRDN, 3.66%, 8/1/32	2,500	2,500
Merrill Lynch San Francisco Bay Property Tax, Southern
California Water, VRDN, 3.54%, 7/1/32	5,000	5,000
Modesto Irrigation Dist. Fin. Auth., VRDN, 3.67%, 9/1/37	2,965	2,965
Orange County Sanitation Dist., VRDN, 3.47%, 8/1/29	1,100	1,100
Riverside County, TECP, 3.25%, 3/13/08	1,000	1,000
Sacramento County, Tax & Revenue, GO, 4.00%, 7/9/08	2,050	2,055
Sacramento County Sanitation Dist. Fin. Auth., VRDN
3.48%, 12/1/30	250	250
San Diego County Regional Transportation Commission, TECP
3.45%, 1/8/08	2,000	2,000
San Diego County Water Auth., VRDN, 3.65%, 5/1/32	500	500
San Francisco Bay Area Rapid Transit, GO, VRDN
3.64%, 8/1/35	2,000	2,000
San Francisco City & Country Airports Commission, VRDN
3.68%, 5/1/26 (4)	1,500	1,500
San Jose Redev. Agency, VRDN, 3.60%, 2/1/15	1,500	1,500
San Mateo County Community College, GO, VRDN
3.64%, 9/1/38	3,700	3,700
Santa Clara Valley Transportation Auth., VRDN
3.65%, 4/1/26 (2)	7,000	7,000
School Project for Utility Rate Reduction, RAN, 4.25%, 10/10/08	2,300	2,316
Turlock Irrigation Dist., TECP, 3.40%, 2/14/08	1,000	1,000
Turlock Irrigation Dist., TECP, 3.47%, 1/8/08	1,500	1,500
Turlock Irrigation Dist., TECP, 3.50%, 1/10/08	1,500	1,500
Univ. of California Regents, TECP, 3.50%, 12/4/07	1,000	1,000
Univ. of California Regents, TECP, 3.50%, 1/10/08	1,000	1,000
Univ. of California Regents, VRDN, 3.60%, 5/15/14 (4)	2,000	2,000
Univ. of California Regents, VRDN, 3.65%, 5/15/30 (3)	3,675	3,675
		110,683
PUERTO RICO 5.4%
Puerto Rico Highway & Transportation Auth., VRDN
3.65%, 7/1/36 (3)	2,350	2,350
Puerto Rico Ind., Medical & Environmental Auth., PCR, Abbott
Labs, 3.95%, 3/1/23 (Tender 3/1/08)	75	75
Puerto Rico Ind., Medical & Environmental Auth., PCR, Abbott
Labs, 3.95%, 3/1/23 (Tender 3/1/08)	2,200	2,200
Puerto Rico Infrastructure Fin. Auth., Commonwealth, VRDN
3.65%, 7/1/28 (4)	2,000	2,000
		6,625
Total Municipal Securities (Cost $117,308)		117,308

Total Investments in Securities
95.9% of Net Assets (Cost $117,308)		$117,308

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by AMBAC Assurance Corp.
(3)	Insured by Financial Security Assurance Inc.
(4)	Insured by Financial Guaranty Insurance Company
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HFA	Health Facility Authority
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
RAN	Revenue Anticipation Note
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par)
on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Money Fund
Unaudited	November 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2- FEDERAL INCOME TAXES

At November 30, 2007, the cost of investments for federal income tax purposes was $117,308,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	January 24, 2008

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 24, 2008